Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2020
Commitments and Contingencies Disclosure [Abstract]
Assets And Liabilities, Lessee

Leases (in thousands)	Balance Sheet Classification	As of December 31,
		2020	2019
Assets
Operating lease assets	Operating right-of-use assets	$51,637	$23,409
Liabilities
Current
Operating lease liabilities	Current liabilities: Operating lease liabilities	$3,590	$2,511
Noncurrent
Operating lease liabilities	Non-current liabilities: Operating lease liabilities	$50,571	$23,710
Total lease liabilities		$54,161	$26,221

Lease Cost

		Year Ended December 31,
Lease cost (in thousands)	Statement of Operations Classification	2020	2019
Operating lease cost	Operating expenses: research and development	$5,266	$3,156
Variable lease cost	Operating expenses: research and development	1,212	1,222

Operating lease cost	Operating expenses: general and administrative	1,380	1,241
Variable lease cost	Operating expenses: general and administrative	270	250

Short term lease costs		282	270
Total lease cost		$8,410	$6,139

	December 31,
Other information (in thousands)	2020	2019
Cash paid for amounts included in the measurement of lease liabilities
Operating cash flows from operating leases	$4,896	$2,415
Right-of-use assets obtained in exchange for new operating lease liabilities	$30,786	$26,124
Weighted-average remaining lease term — operating leases (years)	11.2	7.7
Weighted-average discount rate — operating leases	9.0%	6.8%

Lease Maturity Schedule	Future fixed payments for non-cancellable operating leases in effect as of December 31, 2020 are payable as follows:

Operating Leases
Maturity of lease liabilities for the years ending December 31,	(in thousands)
2021	$7,026
2022	9,112
2023	8,644
2024	8,150
2025	7,044
Thereafter	51,259
Total lease payments	91,235
Less: imputed interest	(37,074)
Present value of lease liabilities	$54,161